Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 18,037,194	$ 20,061,687
Investment securities
Available for sale	49,268,367	72,306,006
Federal Home Loan Bank stock, at cost	3,486,600	4,105,700
Loans held for sale	995,000	417,000
Loans, net of allowance of $10,691,522 and $9,512,831	309,047,724	326,935,892
Property and equipment, net	21,976,591	22,447,556
Other real estate owned, net	9,322,717	8,923,211
Company owned life insurance	11,922,110	11,519,785
Other assets	3,464,519	11,609,432
Total assets	427,520,822	478,326,269
Liabilities
Noninterest bearing	34,119,580	28,855,563
Interest bearing	282,026,940	315,746,759
Total deposits	316,146,520	344,602,322
Federal funds purchased	3,587,863
Securities sold under agreements to repurchase	3,262,342	3,963,399
Advances from Federal Home Loan Bank	60,000,000	69,000,000
Junior subordinated debentures	10,310,000	10,310,000
Other liabilities	3,401,808	4,672,532
Total liabilities	396,708,533	432,548,253
Shareholders’ equity
Common stock, no par value, 20,000,000 shares authorized, 5,306,488 and 4,780,822 shares issued in 2011 and 2010, respectively	54,382,436	54,257,867
Accumulated deficit	(22,519,938)	(6,039,977)
Accumulated other comprehensive loss	(1,050,209)	(2,439,874)
Total shareholders’ equity	30,812,289	45,778,016
Total liabilities and shareholders’ equity	$ 427,520,822	$ 478,326,269